Annual Total Returns- JPMorgan Total Return Fund (R2 R5 R6 Shares) [BarChart] - R2 R5 R6 Shares - JPMorgan Total Return Fund - Class R5	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.68%	8.54%	0.29%	5.32%	(0.48%)	4.87%	4.32%	(0.64%)	9.62%	7.11%